Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Trading Symbol	NTZ
Entity File Number	001-11854
Entity Registrant Name	NATUZZI S.p.A.
Entity Incorporation, State or Country Code	L6
Entity Central Index Key	0000900391
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Via Iazzitiello 47
Entity Address, Address Line Two	Santeramo in Colle
Entity Address, Postal Zip Code	70029
Entity Address, City or Town	Bari
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Security Exchange Name	NYSE
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Entity Address, Country	IT
Document Shell Company Report	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	55,073,045
Auditor Name	PricewaterhouseCoopers S.p.A. (“PWC”)
Auditor Location	Milan, Italy
Auditor Firm ID	30
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Mr. Pietro Direnzo
Contact Personnel Email Address	pdirenzo@natuzzi.com
City Area Code	39
Local Phone Number	080 8820 111
Entity Address, Address Line One	Via Iazzitiello 47
Entity Address, Address Line Two	Santeramo in Colle
Entity Address, Postal Zip Code	70029
Entity Address, City or Town	Bari
Entity Address, Country	IT